CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	9 Months Ended	90 Months Ended
	Oct. 31, 2011	Oct. 31, 2011
Proceeds from common and preferred stock issued, offering costs	$ 3,500	$ 3,500